OTHER OPERATING INCOME (EXPENSES), NET	9 Months Ended
Sep. 30, 2021
OTHER OPERATING INCOME (EXPENSES), NET

26.	OTHER OPERATING INCOME (EXPENSES), NET

		2021		2020
	Jul - Sep	Jan - Sep	Jul - Sep	Jan - Sep
Recovery of expenses (1)	16,136	85,372	83,114	318,172
Provision reversal	809	809	1,756	72,381
Scrap sales	3,317	9,273	3,111	8,672
Provision for civil and tax risks	(32,202)	42,518	(13,719)	(79,238)
Other employees benefits	(8,225)	(22,637)	(6,862)	(22,512)
Insurance claims costs	(16,741)	(28,023)	(877)	(3,394)
Gains (losses) on the disposal of non-financial assets	53,761	89,775	(16,874)	(24,026)
Employee participation and bonuses	(36,200)	(65,255)	(41,678)	(159,669)
Demobilization expenses	(634)	(3,654)	(8,534)	(14,790)
Expected credit losses in other receivables	1,831	742	32	(3,125)
Other (2)	(3,451)	(5,339)	(12,662)	(1,228)
	(21,599)	103,581	(13,193)	91,243

(1)	Includes recovery of PIS and COFINS taxes on inputs in the amount of R$27,280 and effects of the final decision related to the exclusion of ICMS from the PIS and COFINS calculation basis of Batávia and UP! Alimentos Ltda. in the amount of R$40,501 (note 9.1) for the nine-month period ended on September 30, 2021 (R$295,593 of recovery of PIS and COFINS taxes on inputs in the same period of previous year).
(2)	Includes expenditures with investigations (note 1.5).